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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-5754

Colonial High Income Municipal Trust
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	11/30/06

Date of reporting period:	8/31/06

Item 1. Schedule of Investments.

INVESTMENT PORTFOLIO

August 31, 2006 (Unaudited)	Colonial High Income Municipal Trust

	Par ($)	Value ($)*
Municipal Bonds – 153.0%
EDUCATION – 3.7%
Education – 2.4%
CA Educational Facilities Authority
Loyola Marymount University,
Series 2001,
Insured: MBIA
(a) 10/01/19	2,025,000	1,150,261
MI Southfield Economic Development Corp.
Lawrence University,
Series 1998 A,
5.400% 02/01/18	1,000,000	1,020,160
PA Higher Education Facilities Authority
Philadelphia University,
Series 2004 A,
5.125% 06/01/25	600,000	611,670
VT Educational & Health Buildings Finance Agency
Norwich University,
Series 1998,
5.500% 07/01/21	1,500,000	1,560,285
WV University
Series 2000 A,
Insured: AMBAC
(a) 04/01/19	1,000,000	577,590
Education Total		4,919,966
Prep School – 1.3%
CA Statewide Communities Development Authority
Crossroads School for Arts & Sciences,
Series 1998,
6.000% 08/01/28(b)	1,230,000	1,278,068
MA Industrial Finance Agency
Cambridge Friends School,
Series 1998,
5.800% 09/01/28	1,000,000	1,018,530
MI Summit Academy North
Series 2005,
5.500% 11/01/35	500,000	473,695
Prep School Total		2,770,293
EDUCATION TOTAL		7,690,259
HEALTH CARE – 42.2%
Continuing Care Retirement – 15.4%
CA La Verne
Brethren Hillcrest Homes,
Series 2003 B,
6.625% 02/15/25	690,000	759,414
CO Health Facilities Authority
Covenant Retirement Communities, Inc.,
Series 2005,

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
5.000% 12/01/35	1,400,000	1,412,278
CT Development Authority
Elim Park Baptist, Inc.,
Series 2003,
5.850% 12/01/33	660,000	702,035
FL Capital Projects Finance Authority
Glenridge on Palmer Ranch,
Series 2002 A,
8.000% 06/01/32	750,000	838,365
FL Lee County Industrial Development Authority
Shell Point Village,
Series 1999 A,
5.500% 11/15/29	600,000	612,450
GA Fulton County
Canterbury Court Project,
Series 2004 A,
6.125% 02/15/34	750,000	786,128
GA Savannah Economic Development Authority
Marshes of Skidaway,
Series 2003 A,
7.400% 01/01/34	465,000	492,351
IL Finance Authority
Lutheran Senior Services,
Series 2006,
5.125% 02/01/26	1,250,000	1,288,112
Washington & Jane Smith Community,
Series 2005 A,
6.250% 11/15/35	1,250,000	1,309,087
IL Health Facilities Authority
Washington & Jane Smith Community,
Series 2003 A,
7.000% 11/15/32	725,000	785,646
IN Health & Educational Facilities Financing Authority
Baptist Homes of Indiana, Inc.,
Series 2005,
5.250% 11/15/35	1,000,000	1,017,450
KS Manhattan
Meadowlark Hills Retirement Home,
Series 1999 A,
6.375% 05/15/20	650,000	670,092
MA Boston Industrial Development Financing Authority
Springhouse, Inc.,
Series 1998,
5.875% 07/01/20	255,000	259,019
MA Development Finance Agency
Loomis Communities:
Series 1999 A,

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
5.625% 07/01/15	400,000	410,884
Series 2002 A,
6.900% 03/01/32	100,000	109,736
MD Westminster Economic Development Authority
Carroll Lutheran Village, Inc.,
Series 2004 A:
5.875% 05/01/21	500,000	516,920
6.250% 05/01/34	250,000	259,985
MI Kentwood Economic Development Corp.
Holland Home,
Series 2006 A,
5.375% 11/15/36(c)	1,000,000	1,019,200
MT Facility Finance Authority
St John’s Lutheran Minstries,Inc.
Series 2006 A,
6.125% 05/15/36	500,000	515,770
NC Medical Care Commission
United Methodist Retirement Homes, Inc.,
Series 2005 C,
5.500% 10/01/32	600,000	618,150
NH Higher Educational & Health Facilities Authority
Rivermead at Peterborough,
Series 1998:
5.625% 07/01/18	500,000	505,855
5.750% 07/01/28	500,000	505,390
NJ Economic Development Authority
Lions Gate,
Series 2005 A:
5.750% 01/01/25	205,000	211,868
5.875% 01/01/37	830,000	857,199
Lutheran Social Ministries,
Series 2005,
5.100% 06/01/27	500,000	504,410
Marcus L. Ward Home,
Series 2004,
5.750% 11/01/24	750,000	807,060
Seabrook Village, Inc.,
Series 2000 A,
8.250% 11/15/30	925,000	1,027,684
PA Bucks County Industrial Development Authority
Ann’s Choice, Inc.,
Series 2005 A,
6.125% 01/01/25	1,000,000	1,051,880
PA Delaware County Authority
Dunwoody Village,
Series 2003 A,
5.375% 04/01/17	600,000	634,680

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
PA Montgomery County Industrial Development Authority
Whitemarsh Continuing Care Retirement Community,
Series 2005:
6.125% 02/01/28	250,000	264,070
6.250% 02/01/35	750,000	794,062
TN Johnson City Health & Educational Facilities Authority
Appalachian Christian Village,
Series 2004 A,
6.250% 02/15/32	250,000	259,653
TN Metropolitan Government Nashville & Davidson County
Blakeford at Green Hills,
Series 1998,
5.650% 07/01/24	600,000	604,038
TN Shelby County Health Educational & Housing Facilities Board
Germantown Village,
Series 2003 A,
7.250% 12/01/34	450,000	482,810
Trezevant Manor,
Series 2006 A,
5.625% 09/01/26	1,000,000	1,009,300
TX Abilene Health Facilities Development Corp.
Sears Methodist Retirement Center:
Series 1998 A,
5.900% 11/15/25	1,000,000	1,015,570
Series 2003 A,
7.000% 11/15/33	500,000	541,605
TX Houston Health Facilities Development Corp.
Buckingham Senior Living Community, Inc.,
Series 2004 A,
7.125% 02/15/34	500,000	554,050
TX Tarrant County Cultural Education Facilities
Northwest Senior Housing-Edgemere,
Series 2006 A,
6.000% 11/15/36	750,000	791,167
VA Suffolk Industrial Development Authority Retirement Facilities
Lake Prince Center,
Series 2006,
5.300% 09/01/31	500,000	505,985
VA Virginia Beach Development Authority
Westminster-Canterbury of Hampton,
Series 2005:
5.250% 11/01/26	250,000	255,380
5.375% 11/01/32	300,000	307,167

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Continuing Care Retirement – (continued)
VA Winchester Industrial Development Authority
Westminster-Canterbury,
Series 2005 A,
5.300% 01/01/35	750,000	760,680
WI Health & Educational Facilities Authority
Clement Manor,
Series 1998,
5.750% 08/15/24	1,300,000	1,316,367
Eastcastle Place, Inc.,
Series 2004,
6.125% 12/01/34	350,000	356,374
Three Pillars Senior Living Communities,
Series 2003,
5.750% 08/15/26	500,000	520,600
United Lutheran Program for the Aging,
Series 1998,
5.700% 03/01/28	1,000,000	1,006,570
Continuing Care Retirement Total		31,834,546
Health Services – 1.7%
CO Health Facilities Authority
National Jewish Medical & Research Center:
Series 1998,
5.375% 01/01/23	330,000	333,429
Series 1998 B,
5.375% 01/01/29	750,000	756,877
MA Development Finance Agency
Boston Biomedical Research Institute,
Series 1999:
5.650% 02/01/19	200,000	207,586
5.750% 02/01/29	450,000	466,812
MA Health & Educational Facilities Authority
Civic Investments, Inc.,
Series 2002 A,
9.000% 12/15/15	1,000,000	1,238,090
MN Minneapolis & St. Paul Housing & Redevelopment Authority
Healthpartners Project,
Series 2003,
6.000% 12/01/21	500,000	548,185
Health Services Total		3,550,979
Hospitals – 17.7%
AR Conway Health Facilities Board
Conway Regional Medical Center:
Series 1999 A,
6.400% 08/01/29	425,000	453,590
Series 1999 B,
6.400% 08/01/29	1,000,000	1,067,270
AR Washington County
Regional Medical Center,

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
Series 2005 B,
5.000% 02/01/30	750,000	762,330
CA Turlock
Emanuel Medical Center, Inc.,
Series 2004,
5.375% 10/15/34	1,500,000	1,562,685
CO Health Facilities Authority
Parkview Medical Center, Inc.,
Series 2001,
6.600% 09/01/25	300,000	329,307
Vail Valley Medical Center,
Series 2004,
5.000% 01/15/20	750,000	779,595
FL South Lake County Hospital District
South Lake Hospital, Inc.,
Series 2003,
6.375% 10/01/34	500,000	549,720
FL Tampa
H. Lee Moffitt Cancer Center,
Series 1999 A,
5.750% 07/01/29	2,000,000	2,079,500
FL West Orange Healthcare District
Series 2001 A,
5.650% 02/01/22	525,000	552,841
IL Health Facilities Authority
Thorek Hospital & Medical Center,
Series 1998,
5.250% 08/15/18	600,000	610,686
IL Southwestern Development Authority
Anderson Hospital,
Series 1999,
5.500% 08/15/20	225,000	231,995
IN Health & Educational Facility Financing Authority
Jackson County,
Schneck Memorial Hospital Project,
Series 2006 A,
5.250% 02/15/36	500,000	525,075
IN Health Facility Financing Authority
Community Foundation of Northwest Indiana, Inc.,
Series 2004 A,
6.000% 03/01/34	575,000	612,708
KS Salina Hospital Revenue
Salina Regional Health Center Inc.,
Series 2005 A,
4.625% 10/01/31	600,000	596,892
LA Public Facilities Authority
Touro Infirmary,
Series 1999 A,
5.625% 08/15/29	450,000	453,389

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
MA Health & Educational Facilities Authority
Jordan Hospital,
Series 2003 E,
6.750% 10/01/33	500,000	548,195
Milford Whitinsville Regional Hospital,
Series 2002 D,
6.350% 07/15/32	1,000,000	1,065,290
MD Health & Higher Educational Facilities Authority
Adventist Healthcare,
Series 2003 A:
5.000% 01/01/16	400,000	413,108
5.750% 01/01/25	600,000	643,362
MI Dickinson County
Series 1999,
5.700% 11/01/18	750,000	774,045
MN St. Paul Housing & Redevelopment Authority
HealthEast, Inc.,
Series 2001 A,
5.700% 11/01/15	1,000,000	1,031,920
MN Washington County Housing & Redevelopment Authority
HealthEast, Inc.,
Series 1998,
5.250% 11/15/12	1,300,000	1,332,656
MO Saline County Industrial Development Authority
John Fitzgibbon Memorial Hospital,
Series 2005,
5.625% 12/01/35	1,250,000	1,264,012
NC Medical Care Commission
Stanly Memorial Hospital,
Series 1999,
6.375% 10/01/29	1,915,000	2,035,051
NH Health & Education Facilities Authority
Memorial Hospital at North Conway,
Series 2006,
5.250% 06/01/36	800,000	813,984
NH Higher Educational & Health Facilities Authority
Catholic Medical Center,
Series 2002 A,
6.125% 07/01/32	50,000	53,950
Littleton Hospital Association, Inc.:
Series 1998 A,
6.000% 05/01/28	625,000	644,319
Series 1998 B,
5.900% 05/01/28	780,000	801,544
NJ Health Care Facilities Financing Authority
Capital Health Systems, Inc.,

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
Series 2003 A,
5.750% 07/01/23	650,000	697,690
NV Henderson
St. Rose Dominican Hospital,
Series 1998 A,
5.375% 07/01/26	385,000	394,013
NY Dormitory Authority
Mt. Sinai Hospital– NYU Medical Center:
Series 2000,
5.500% 07/01/26	400,000	406,884
Series 2000 C,
5.500% 07/01/26	850,000	864,628
North Shore – Long Island Jewish Medical Center,
Series 2003,
5.500% 05/01/33	300,000	319,404
OH Highland County Joint Township Hospital District
Series 1999,
6.750% 12/01/29	920,000	942,761
OH Lakewood
Lakewood Hospital Association,
Series 2003,
5.500% 02/15/14	600,000	642,222
OH Miami County Hospital Facilities Authority
Upper Valley Medical Center, Inc.,
Series 2006,
5.250% 05/15/18	450,000	477,000
OH Sandusky County
Memorial Hospital,
Series 1998,
5.150% 01/01/10	250,000	251,960
PA Allegheny County Hospital Development Authority
Ohio Valley General Hospital,
Series 1998 A,
5.450% 01/01/28	1,000,000	1,020,160
SC Jobs Economic Development Authority
Bon Secours-St. Francis Medical Center,
Series 2002,
5.500% 11/15/23	1,750,000	1,855,367
SC Lexington County Health Services District Revenue
Lexington Medical Center,
Series 2003,
5.500% 11/01/23	750,000	793,575
SD Health & Educational Facilities Authority
Sioux Valley Hospital & Health System,
Series 2004 A,
5.250% 11/01/34	800,000	834,080

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Hospitals – (continued)
TX Tyler Health Facilities Development Corp.
Mother Frances Hospital,
Series 2001,
6.000% 07/01/31	1,000,000	1,061,920
VT Educational & Health Buildings Finance Agency
Brattleboro Memorial Hospital,
Series 1998,
5.375% 03/01/28	1,075,000	1,078,064
WA Health Care Facilities Authority
Fort HealthCare, Inc., Project,
Series 2004,
5.750% 05/01/29	1,000,000	1,081,570
WI Health & Educational Facilities Authority
Aurora Health Care, Inc.,
Series 2003,
6.400% 04/15/33	525,000	581,926
Wheaton Franciscan Services,
Series 2002,
5.750% 08/15/30	600,000	643,326
Hospitals Total		36,535,569
Intermediate Care Facilities – 0.6%
IL Development Finance Authority
Hoosier Care, Inc.,
Series 1999 A,
7.125% 06/01/34	1,175,000	1,190,921
IN Health Facilities Financing Authority
Hoosier Care, Inc.,
Series 1999 A,
7.125% 06/01/34	150,000	152,033
Intermediate Care Facilities Total		1,342,954
Nursing Homes – 6.8%
AK Juneau
St. Ann’s Care Center, Inc.,
Series 1999,
6.875% 12/01/25	1,215,000	1,215,741
CO Health Facilities Authority
American Housing Foundation I, Inc.,
Series 2003 A,
8.500% 12/01/31	460,000	488,998
Evangelical Lutheran Good Samaritan Foundation,
Series 2005,
5.000% 06/01/35	375,000	381,139
Pioneer Health Care,
Series 1989,
10.500% 05/01/19	1,730,000	1,405,417
Volunteers of America Care Facilities:
Series 1998 A:
5.450% 07/01/08	75,000	75,033
5.750% 07/01/20	865,000	885,994

	Par ($)	Value ($)
Municipal Bonds – (continued)
HEALTH CARE – (continued)
Nursing Homes – (continued)
Series 1999 A,
6.000% 07/01/29	350,000	356,941
IA Finance Authority
Care Initiatives,
Series 1998 B:
5.750% 07/01/18	550,000	565,483
5.750% 07/01/28	1,475,000	1,483,643
MA Development Finance Agency
AHF/Woodlawn Manor, Inc.:
Series 2000 A,
7.750% 12/01/27(d)	1,509,135	603,654
Series 2000 B,
10.250% 06/01/27(d)	475,907	23,795
Alliance Health Care Facilities,
Series 1999 A,
7.100% 07/01/32	1,250,000	1,276,288
MN Sartell
Foundation for Health Care,
Series 1999 A,
6.625% 09/01/29	1,145,000	1,179,980
PA Chester County Industrial Development Authority
Pennsylvania Nursing Home,
Series 2002,
8.500% 05/01/32	1,560,000	1,624,537
PA Washington County Industrial Development Authority
AHF Project,
Series 2003,
7.750% 01/01/29	1,211,000	1,263,352
TN Metropolitan Government Nashville & Davidson County Health & Education Board
AHF Project,
Series 2003,
7.750% 01/01/29	1,141,000	1,190,325
Nursing Homes Total		14,020,320
HEALTH CARE TOTAL		87,284,368
HOUSING – 17.4%
Assisted Living/Senior – 3.1%
DE Kent County
Heritage at Dover,
Series 1999, AMT,
7.625% 01/01/30	1,640,000	1,501,830
GA Columbus Housing Authority
The Gardens at Calvary,
Series 1999,
7.000% 11/15/19	480,000	471,845
MN Roseville

	Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Assisted Living/Senior – (continued)
Care Institute, Inc.,
Series 1993,
7.750% 11/01/23	1,740,000	1,487,839
NC Medical Care Commission
DePaul Community Facilities, Inc.,
Series 1999,
7.625% 11/01/29	1,425,000	1,497,490
NY Huntington Housing Authority
Gurwin Jewish Senior Center,
Series 1999 A:
5.875% 05/01/19	700,000	717,500
6.000% 05/01/29	775,000	796,398
Assisted Living/Senior Total		6,472,902
Multi-Family – 9.2%
DC Housing Finance Agency
Henson Ridge,
Series 2004 E, AMT,
Insured: FHA
5.100% 06/01/37	1,000,000	1,022,360
DE Wilmington
Electra Arms Senior Association,
Series 1998, AMT,
6.250% 06/01/28	890,000	873,134
FL Broward County Housing Finance Authority
Chaves Lake Apartments Ltd.,
Series 2000 A, AMT,
7.500% 07/01/40	750,000	778,005
FL Capital Trust Agency
Atlantic Housing Foundation, Inc.,
Series 2005 C,
5.875% 01/01/28	775,000	781,177
FL Clay County Housing Finance Authority
Breckenridge Commons Ltd.,
Series 2000 A, AMT,
7.450% 07/01/40	720,000	745,877
MA Housing Finance Agency
Series 2004 A, AMT,
Insured: FSA
5.250% 07/01/25	3,000,000	3,098,820
Series 2005 E, AMT,
5.000% 12/01/28	500,000	507,085
MN Minneapolis Student Housing
Riverton Community Housing, Inc.,
Series 2006 A,
5.700% 08/01/40	750,000	748,080
MN Washington County Housing & Redevelopment Authority
Cottages of Aspen,
Series 1992, AMT,
9.250% 06/01/22	940,000	960,088

	Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Multi-Family – (continued)
MN White Bear Lake
Birch Lake Townhome:
Series 1989 A, AMT,
10.250% 07/15/19	2,200,000	2,086,700
Series 1989 B, AMT,
(a) 07/15/19	688,000	206,400
NC Medical Care Commission
ARC Project,
Series 2004 A,
5.800% 10/01/34	750,000	796,148
NM Mortgage Finance Authority
Series 2005 E, AMT,
Insured: FHA
4.800% 09/01/40	1,250,000	1,231,237
NY New York City Housing Development Corp.
Series 2005 F-1,
4.650% 11/01/25	1,000,000	1,017,130
OH Montgomery County
Heartland of Centerville, LLC.,
Series 2005, AMT,
Insured: FHLMC
4.950% 11/01/35(e)	500,000	505,475
Resolution Trust Corp.
Pass-Through Certificates,
Series 1993 A,
8.500% 12/01/16(f)	546,075	538,118
TN Franklin Industrial Development Board
Landings Apartment Project,
Series 1996 B,
8.750% 04/01/27	800,000	811,760
TX Department of Housing & Community Affairs
Pebble Brooks Apartments,
Series 1998, AMT,
Guarantor: FNMA
5.500% 12/01/18	1,000,000	1,032,360
TX El Paso County Housing Finance Corp.
American Village Communities:
Series 2000 C,
8.000% 12/01/32	375,000	385,654
Series 2000 D,
10.000% 12/01/32	405,000	418,608
WA Seattle Housing Authority
High Rise Rehabilitation Phase I LP,
Series 2005, AMT,
Insured: FSA
5.000% 11/01/25	500,000	507,685
Multi-Family Total		19,051,901

	Par ($)	Value ($)
Municipal Bonds – (continued)
HOUSING – (continued)
Single-Family – 5.1%
MA Housing Finance Agency
Series 2005 118, AMT,
4.850% 12/01/35(e)	1,750,000	1,728,842
Series 2005 B,
5.000% 06/01/30	500,000	515,840
ME Housing Authority
Series 2005 D-2, AMT,
4.800% 11/15/36	1,000,000	996,290
MN Minneapolis/St. Paul Housing Finance Board
Series 2006, AMT,
Insured: GNMA
5.000% 12/01/38(c)	1,000,000	1,012,320
ND Housing Finance Agency
Series 2006 A, AMT,
4.850% 07/01/21(c)	1,240,000	1,261,911
OK Housing Finance Agency
Series 2006 C, AMT
5.000% 09/01/26(c)	1,420,000	1,445,759
PA Pittsburgh Urban Redevelopment Authority
Series 2006 C,
Insured: GNMA
4.800% 04/01/28	2,000,000	2,008,700
WI Housing & Economic Development Authority
Series 2005 C, AMT,
4.875% 03/01/36	1,480,000	1,481,746
Single-Family Total		10,451,408
HOUSING TOTAL		35,976,211
INDUSTRIALS – 6.6%
Food Products – 1.6%
GA Cartersville Development Authority
Anheuser Busch Project, Inc.,
Series 2002, AMT,
5.950% 02/01/32	1,000,000	1,081,940
LA Southern Louisiana Port Commission
Cargill, Inc.,
Series 1997,
5.850% 04/01/17	1,000,000	1,024,350
MI Strategic Fund
Imperial Holly Corp.,
Series 1998 A,
6.250% 11/01/15	1,250,000	1,283,488
Food Products Total		3,389,778
Forest Products & Paper – 2.8%
AL Camden Industrial Development Board
Weyerhaeuser Co.,

	Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Forest Products & Paper – (continued)
Series 2003 B, AMT,
6.375% 12/01/24	550,000	600,001
AL Courtland Industrial Development Board
Series 2003 B, AMT,
6.250% 08/01/25	1,000,000	1,089,960
AL Phenix City Industrial Development Board
Meadwestvaco Corp.,
Series 2002 A, AMT,
6.350% 05/15/35	550,000	590,414
AR Camden Environmental Improvement Authority
International Paper Co.,
Series 2004 A, AMT,
5.000% 11/01/18	250,000	254,513
GA Rockdale County Development Authority
Visy Paper, Inc.,
Series 1993, AMT,
7.500% 01/01/26	1,800,000	1,805,688
MS Lowndes County
Weyerhaeuser Co. Project,
Series 1992 B,
6.700% 04/01/22	850,000	1,010,709
VA Bedford County Industrial Development Authority
Nekoosa Packaging Corp.,
Series 1998, AMT,
5.600% 12/01/25	400,000	404,412
Forest Products & Paper Total		5,755,697
Manufacturing – 0.4%
IL Will-Kankakee Regional Development Authority
Flanders Corp. Precisionaire Project,
Series 1997, AMT,
6.500% 12/15/17	740,000	750,441
Manufacturing Total		750,441
Metals & Mining – 0.6%
NV Department of Business & Industry
Wheeling-Pittsburgh Steel Corp.,
Series 1999 A, AMT,
8.000% 09/01/14	835,000	866,120
VA Greensville County Industrial Development Authority
Wheeling-Pittsburgh Steel Corp.,
Series 1999 A, AMT,
7.000% 04/01/14	425,000	422,922
Metals & Mining Total		1,289,042

	Par ($)	Value ($)
Municipal Bonds – (continued)
INDUSTRIALS – (continued)
Oil & Gas – 1.2%
NJ Middlesex County Pollution Control Authority
Amerada Hess Corp.,
Series 2004,
6.050% 09/15/34	285,000	311,035
TX Gulf Coast Industrial Development Authority
Citgo Petroleum,
Series 1998, AMT,
8.000% 04/01/28	500,000	566,960
VI Virgin Islands Public Finance Authority
Hovensa LLC:
Series 2003, AMT,
6.125% 07/01/22	525,000	578,093
Series 2004, AMT,
5.875% 07/01/22	600,000	654,120
VI Virgin Islands
Hovensa LLC,
Series 2002, AMT,
6.500% 07/01/21	375,000	421,946
Oil & Gas Total		2,532,154
INDUSTRIALS TOTAL		13,717,112
OTHER – 22.5%
Other – 0.4%
PR Commonwealth of Puerto Rico Government Development Bank
Series 2006 B,
5.000% 12/01/15	700,000	747,103
Other Total		747,103
Other Industrial Development Bonds – 0.7%
NJ Economic Development Authority
GMT Realty LLC,
Series 2006 B, AMT,
6.875% 01/01/37(c)	1,500,000	1,510,410
Other Industrial Development Bonds Total		1,510,410
Pool/Bond Bank – 0.8%
MI Municipal Bond Authority
Local Government Loan,
Series 2001 A,
Insured: AMBAC
5.375% 11/01/17	750,000	804,285
OH Cleveland – Cuyahoga County Port Authority
Columbia National Group, Inc,
Seires 2005 D, AMT,
5.000% 05/15/20	820,000	819,615
Pool/Bond Bank Total		1,623,900

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(g) – 17.4%
CA ABAG Finance Authority for Nonprofit Corps.
Eskaton Gold River Lodge,
Series 1998,
Pre-refunded 11/15/08:
6.375% 11/15/15	620,000	652,314
6.375% 11/15/28	550,000	592,213
CA Golden State Tobacco Securitization Corp.
Series 2003 B,
Pre-refunded 06/01/13:
5.500% 06/01/43	750,000	828,525
Insured: AMBAC
5.000% 06/01/43	3,500,000	3,762,885
CA Orange County Community Facilities District
Ladera Ranch
Series 1999 1,
Pre-refunded 08/15/09
6.700% 08/15/29	500,000	552,335
CA Riverside County Public Financing Authority
Series 1997 A,
Pre-refunded 10/01/06:
5.500% 10/01/22	530,000	541,448
CA Statewide Communities Development Authority
Eskaton Village - Grass Valley,
Series 2000,
Pre-refunded 11/15/10,
8.250% 11/15/31	985,000	1,155,178
CO Denver City & County Airport
Series 1992 C, AMT:
Escrowed to Maturity,
6.125% 11/15/25	2,280,000	2,743,000
Pre-refunded 03/03/05,
6.125% 11/15/25	2,840,000	2,845,850
CO E-470 Public Highway Authority
Series 2000 B,
Pre-refunded 09/01/10,
Insured: MBIA
(a) 09/01/35	8,750,000	1,148,175
CT Development Authority Sewer Sludge Disposal Facilities
New Haven Residuals LP,
Series 1996, AMT,
Escrowed to Maturity,
8.250% 12/01/06	200,000	202,126
FL Northern Palm Beach County Improvement District
Series 1999,

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(g) – (continued)
Pre-refunded 08/01/09,
Insured: MBIA
6.000% 08/01/29	750,000	806,512
FL Orange County Health Facilities Authority
Orlando Regional Healthcare System,
Series 2002,
Pre-refunded 12/01/12,
5.750% 12/01/32	200,000	221,656
GA Forsyth County Hospital Authority
Georgia Baptist Health Care System,
Series 1998,
Escrowed to Maturity,
6.000% 10/01/08	480,000	491,294
IA Finance Authority
Care Initiatives,
Series 1996,
Pre-refunded 07/01/11,
9.250% 07/01/25	935,000	1,168,526
ID Health Facilities Authority
IHC Hospitals, Inc.,
Series 1992,
Escrowed to Maturity,
6.650% 02/15/21	1,750,000	2,229,482
IL Development Finance Authority
Latin School of Chicago,
Series 1998,
Pre-refunded 08/01/08,
5.650% 08/01/28	230,000	238,045
IL Health Facilities Authority
Lutheran Senior Ministries,
Series 2001 A,
Pre-refunded 08/15/11,
7.375% 08/15/31	900,000	1,054,719
Swedish American Hospital,
Series 2000,
Pre-refunded 05/15/10,
6.875% 11/15/30	500,000	552,940
IL University of Illinois
Series 2001 A,
Pre-refunded 08/15/11,
Insured: AMBAC
5.500% 08/15/17	685,000	742,609
MA Development Finance Agency
Western New England College,
Series 2002,
Pre-refunded 12/01/12,
6.125% 12/01/32	300,000	341,601
MN Robbinsdale Economic Development Authority
Series 1999 A,
6.875% 01/01/26	500,000	549,290
NC Lincoln County
Lincoln County Hospital,
Series 1991,

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(g) – (continued)
Escrowed to Maturity,
9.000% 05/01/07	65,000	67,183
NH Higher Educational & Health Facilities Authority,
Catholic Medical Center,
Series 2002 A,
Pre-refunded 7/01/12,
6.125% 07/01/32	350,000	394,223
NM Red River Sports Facility
Red River Ski Area,
Series 1998,
6.450% 06/01/07	215,000	215,144
NV Henderson
St. Rose Dominican Hospital,
Series 1998 A,
Pre-refunded 07/01/08,
5.375% 07/01/26	115,000	118,955
NY Convention Center Operating Corp.
Yale Building Project,
Series 2003,
Escrowed to Maturity,
(a) 06/01/08	1,700,000	1,593,801
NY New York City
Series 1997 H,
Pre-refunded: 08/01/07,
6.000% 08/01/17	915,000	944,683
PA Delaware County Authority
Mercy Health Corp.,
Series 1996,
Escrowed to Maturity:
6.000% 12/15/16	1,400,000	1,437,380
6.000% 12/15/26	1,000,000	1,026,790
PA Lancaster Industrial Development Authority
Garden Spot Village,
Series 2000 A,
Pre-refunded 05/01/10,
7.625% 05/01/31	500,000	571,000
PA Philadelphia Authority for Industrial Development
Doubletree Project,
Series 1997 A,
Pre-refunded 02/01/07,
6.500% 10/01/27	1,000,000	1,031,010
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2002 E,
Escrowed to Maturity,
6.000% 08/01/26	155,000	192,375
TN Shelby County Health, Educational & Housing Facilities Board
Open Arms Development Centers:

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Refunded/Escrowed(g) – (continued)
Series 1992 A,
Pre-refunded 08/01/07,
9.750% 08/01/19	750,000	824,415
Series 1992 C,
Pre-refunded 08/01/12,
9.750% 08/01/19	730,000	802,431
TX Board of Regents
University of Texas,
Series 2001 B,
Escrowed to Maturity,
5.375% 08/15/18	650,000	698,263
WA Health Care Facilities Authority
Kadlec Medical Center,
Series 2001,
Pre-refunded 12/01/10,Insured: RAD
5.875% 12/01/21	600,000	652,398
WI Health & Educational Facilities Authority
Attic Angel Obligated Group,
Series 1998,
Pre-refunded 11/17/08,
5.750% 11/15/27	1,000,000	1,058,790
WV Hospital Finance Authority
Charleston Area Medical Center,
Series 2000,
Pre-refunded 09/01/10,
6.750% 09/01/30	805,000	904,385
Refunded/Escrowed Total		35,738,805
Tobacco – 3.2%
CA County Tobacco Securitization Agency
Series 2006,
(a) 06/01/46	6,500,000	490,815
CA Golden State Tobacco Securitization Corp.
Series 2003 A-1,
6.250% 06/01/33	1,800,000	1,974,330
CA Tobacco Securitization Authority
Series 2006,
06/01/46	8,520,000	761,262
NJ Tobacco Settlement Financing Corp.
Series 2003,
6.750% 06/01/39	1,500,000	1,682,865
NY Nassau County Tobacco Settlement Corp.
Series 2006,
(a) 06/01/60	15,000,000	513,750
NY Tsasc, Inc.
Series 2006 1,
5.125% 06/01/42	1,000,000	1,006,020
WA Tobacco Settlement Authority
Series 2002,

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER – (continued)
Tobacco – (continued)
6.625% 06/01/32	250,000	275,035
Tobacco Total		6,704,077
OTHER TOTAL		46,539,439
OTHER REVENUE – 4.0%
Hotels – 1.0%
NJ Middlesex County Improvement Authority
Heldrich Associates LLC:
Series 2005 B,
6.250% 01/01/37	1,250,000	1,284,287
Series 2005 C,
8.750% 01/01/37	900,000	905,040
Hotels Total		2,189,327
Recreation – 2.2%
CA Agua Caliente Band of Cahuilla Indians
Series 2003,
5.600% 07/01/13	1,000,000	1,038,100
CA Cabazon Band Mission Indians
Series 2004:
8.375% 10/01/15(f)	260,000	266,708
8.750% 10/01/19(f)	895,000	922,002
CT Mashantucket Western Pequot
Series 1999 B,
(a) 09/01/16(f)	1,000,000	601,230
CT Mohegan Tribe Gaming Authority
Series 2001,
6.250% 01/01/31(f)	275,000	292,584
NY Liberty Development Corp.
National Sports Museum,
Series 2006 A,
6.125% 02/15/19	600,000	618,642
OR Cow Creek Band Umpqua Tribe of Indians
Series 2006 C,
5.625% 10/01/26(f)	800,000	810,896
Recreation Total		4,550,162
Retail – 0.8%
NY New York City Industrial Development Agency
IAC/Interactive Corp.,
Series 2005,

	Par ($)	Value ($)
Municipal Bonds – (continued)
OTHER REVENUE – (continued)
Retail – (continued)
5.000% 09/01/35	1,000,000	1,013,020
OH Lake County
North Madison Properties,
Series 1993,
8.819% 09/01/11	580,000	588,398
Retail Total		1,601,418
OTHER REVENUE TOTAL		8,340,907
RESOURCE RECOVERY – 2.6%
Disposal – 1.0%
CA Pollution Control Financing Authority
Republic Services,
Series 2002 C, AMT,
5.250% 06/01/23(e)	500,000	531,875
FL Lee County Solid Waste Systems
Series 2006 A, AMT,
Insured: AMBAC
5.000% 10/01/17	600,000	641,142
UT Carbon County
Laidlaw Environmental:
Series 1995 A, AMT,
7.500% 02/01/10	250,000	252,202
Series 1997 A, AMT,
7.450% 07/01/17	500,000	521,290
Disposal Total		1,946,509
Resource Recovery – 1.6%
MA Development Finance Agency
Ogden Haverhill Associates,
Series 1999 A, AMT,
6.700% 12/01/14	250,000	269,340
MA Industrial Finance Agency
Ogden Haverhill Associates,
Series 1998 A, AMT:
5.500% 12/01/13	500,000	519,500
5.600% 12/01/19	500,000	515,500
PA Delaware County Industrial Development Authority
American REF-Fuel Co.,
Series 1997 A,
6.200% 07/01/19	2,000,000	2,083,800
Resource Recovery Total		3,388,140
RESOURCE RECOVERY TOTAL		5,334,649
TAX-BACKED – 28.9%
Local Appropriated – 1.6%
CA Compton Civic Center & Capital Improvements
Series 1997 A,

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local Appropriated – (continued)
5.500% 09/01/15	1,000,000	1,034,690
SC Dorchester County School District No. 2
Series 2004,
5.250% 12/01/29	650,000	679,594
SC Laurens County School District No. 55
Series 2005,
5.250% 12/01/30	1,050,000	1,092,042
SC Newberry County School District
Series 2005,
5.000% 12/01/30	500,000	508,860
Local Appropriated Total		3,315,186
Local General Obligations – 9.2%
CA East Side Union High School District
Series 2003 B,
Insured: MBIA
5.100% 02/01/20	1,000,000	1,113,320
CA Fresno Unified School District
Series 2002 A,
Insured: MBIA
6.000% 02/01/18	1,230,000	1,467,378
CA Los Angeles Unified School District
Series 2002 E,
Insured: MBIA
5.750% 07/01/16	700,000	811,713
CA Montebello Unified School District
Series 2001,
Insured: FSA:
(a) 08/01/21	1,435,000	743,187
(a) 08/01/23	1,505,000	706,567
CO Northwest Metropolitan District No. 3
Series 2005,
6.250% 12/01/35	500,000	527,465
IL Chicago Board of Education
Series 1997 A,
Insured: AMBAC
5.250% 12/01/30(h)	8,000,000	8,284,480
LA Greystone Community Development
Livingston Parish,
Series 2005,
7.148% 08/01/36(i)	1,032,236	922,327
NJ Bergen County Improvement Authority
Series 2005,
5.000% 11/15/24	1,210,000	1,342,072
NY New York City
Series 1997 A,

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Local General Obligations – (continued)
7.000% 08/01/07	960,000	976,886
Series 1997 H,
6.000% 08/01/17	485,000	499,632
TX Dallas County Flood Control District
Series 2002,
7.250% 04/01/32	1,000,000	1,062,260
TX Irving Independent School District
Series 1997,
Insured: PSFG
(a) 02/15/18	1,000,000	611,490
Local General Obligations Total		19,068,777
Special Non-Property Tax – 5.3%
CA San Diego Redevelopment Agency
Series 2001,
Insured: FSA:
(a) 09/01/19	1,910,000	1,086,083
(a) 09/01/22	1,910,000	932,748
IL Bolingbrook
Sales Tax Revenue,
Series 2005,
(a) 01/01/24	750,000	711,975
IL Metropolitan Pier & Exposition Authority
McCormick Place Expansion Project,
Series 1993 A,
Insured: FGIC
(a) 06/15/16	10,000,000	6,645,200
KS Wyandotte County
Series 2005,
5.000% 12/01/20	325,000	337,162
NJ Economic Development Authority
Cigarette Tax,
Series 2004:
5.500% 06/15/31	150,000	157,251
5.750% 06/15/29	1,000,000	1,071,180
Special Non-Property Tax Total		10,941,599
Special Property Tax – 9.8%
CA Carson Improvement Bond Act 1915
Series 1992,
7.375% 09/02/22	35,000	35,638
CA Huntington Beach Community Facilities District
Grand Coast Resort,
Series 2001-1,
6.450% 09/01/31	750,000	805,177
CA Lincoln Community Facilities District No. 2003-1
Series 2004,
5.900% 09/01/24	500,000	533,990

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
CA Oakdale Public Financing Authority
Central City Redevelopment Project,
Series 2004,
5.375% 06/01/33	1,375,000	1,429,161
CA Orange County Improvement Bond Act 1915
Phase IV, No. 01-1–B,
Series 2003,
5.750% 09/02/33	500,000	515,435
CA Placer Unified High School District
Series 2000 A,
Insured: FGIC
(a) 08/01/19	1,700,000	972,638
CA Redwood City
Community Facilities District No. 1,
Series 2003 B,
5.950% 09/01/28	600,000	623,148
CA Riverside County Public Financing Authority
Series 1997,
5.500% 10/01/22	120,000	122,356
CA Temecula Valley Unified School District No. 1
Series 2003,
6.125% 09/01/33	400,000	409,588
FL Celebration Community Development District
Series 2003 A,
6.400% 05/01/34	975,000	1,032,310
FL Colonial Country Club Community Development District
Series 2003,
6.400% 05/01/33	720,000	768,312
FL Double Branch Community Development District
Series 2002 A,
6.700% 05/01/34	680,000	758,928
FL Islands at Doral Southwest Community Development District
Series 2003,
6.375% 05/01/35	375,000	396,221
FL Lexington Oaks Community Development District
Series 1998 A,
6.125% 05/01/19	345,000	346,994
Series 2000 A,
7.200% 05/01/30	275,000	283,223
Series 2002 A,
6.700% 05/01/33	250,000	265,098

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
FL Orlando
Conroy Road Interchange,
Series 1998 A:
5.500% 05/01/10	130,000	132,779
5.800% 05/01/26	300,000	305,994
FL Seven Oaks Community Development District
Series 2004 A,
5.875% 05/01/35	290,000	297,679
Series 2004 B,
5.000% 05/01/09	760,000	761,991
FL Stoneybrook Community Development District
Series 1998 A,
6.100% 05/01/19	275,000	276,614
Series 1998 B,
5.700% 05/01/08	25,000	25,103
FL West Villages Improvement District
Series 2006,
5.500% 05/01/37	750,000	762,697
FL Westchester Community Development District No.1
Series 2003,
6.125% 05/01/35	425,000	449,013
FL Westridge Community Development District
Series 2005,
5.800% 05/01/37	1,250,000	1,268,637
GA Atlanta
Series 2005 A, AMT,
5.625% 01/01/16	600,000	617,658
IL Chicago
Pilsen Redevelopment,
Series 2004 B,
6.750% 06/01/22	450,000	474,593
IL Du Page County Special Service Area No. 31
Series 2006,
5.625% 03/01/36	250,000	252,990
IL Lincolnshire Special Services Area No. 1
Sedgebrook Project,
Series 2004,
6.250% 03/01/34	500,000	524,130
IL Plano Special Service Area No.4
Series 2005 5-B,
6.000% 03/01/35	2,000,000	1,986,860
IL Volo Village Special Service Area No. 3
Series 2006 1,
6.000% 03/01/36	750,000	756,825
IN City of Portage

	Par ($)	Value ($)
Municipal Bonds – (continued)
TAX-BACKED – (continued)
Special Property Tax – (continued)
Series 2006,
5.000% 07/15/23	300,000	303,246
MI Pontiac Tax Increment Finance Authority
Development Area No. 3,
Series 2002,
6.375% 06/01/31	550,000	589,628
MI Taylor Tax Increment Finance Authority
Series 2001,
Insured: FSA
5.375% 05/01/17	1,220,000	1,301,020
Special Property Tax Total		20,385,674
State Appropriated – 2.8%
CA Public Works Board
Series 2004 A,
5.500% 06/01/19	1,000,000	1,107,190
LA Military Department
Custody Receipts,
Series 2006,
5.000% 08/01/24	1,500,000	1,544,880
NY Urban Development Corp.
University Facilities Grants,
Series 1995,
5.875% 01/01/21	1,000,000	1,178,940
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2002 E,
6.000% 08/01/26	1,645,000	1,931,197
State Appropriated Total		5,762,207
State General Obligations – 0.2%
CA State
Series 2003,
5.250% 02/01/23	380,000	423,134
State General Obligations Total		423,134
TAX-BACKED TOTAL		59,896,577
TRANSPORTATION – 7.6%
Air Transportation – 4.1%
CA Los Angeles Regional Airport
LAXfuel Corp.,
Series 2001, AMT,
Insured: AMBAC
5.250% 01/01/23	750,000	773,130
CO Denver City & County Airport
United Air Lines, Inc.,
Series 1992 A, AMT,
6.875% 10/01/32	1,000,000	1,268,790

	Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Air Transportation – (continued)
FL Capital Trust Agency
Air Cargo-Orlando,
Series 2003, AMT,
6.750% 01/01/32	500,000	536,800
IN Indianapolis Airport Authority
Fed Ex Corp.,
Series 2004, AMT,
5.100% 01/15/17	250,000	261,845
NC Charlotte/Douglas International Airport
US Airways, Inc.:
Series 1998, AMT,
5.600% 07/01/27	250,000	247,683
Series 2000, AMT,
7.750% 02/01/28	750,000	798,780
NJ Economic Development Authority
Continental Airlines, Inc.:
Series 1999, AMT,
6.250% 09/15/29	485,000	495,655
Series 2003, AMT,
9.000% 06/01/33	750,000	896,512
NY New York City Industrial Development Agency
American Airlines, Inc,
Series 2005, AMT,
7.750% 08/01/31	500,000	579,980
Terminal One Group,
Series 2005, AMT,
5.500% 01/01/21	750,000	808,373
TX Dallas-Fort Worth International Airport
American Airlines, Inc.,
Series 2000 A, AMT,
9.000% 05/01/29(e)	1,000,000	1,151,160
TX Houston Industrial Development Corp.
United Parcel Service,
Series 2002, AMT,
6.000% 03/01/23	700,000	733,873
Air Transportation Total		8,552,581
Airports – 0.1%
GA Augusta Airport
Series 2005 C, AMT,
5.450% 01/01/31	250,000	261,560
Airports Total		261,560
Toll Facilities – 2.9%
CO E-470 Public Highway Authority
Series 2000 B,
Insured: MBIA
(a) 09/01/18	3,000,000	1,789,980
CO Northwest Parkway Public Highway Authority
Series 2001 D,

	Par ($)	Value ($)
Municipal Bonds – (continued)
TRANSPORTATION – (continued)
Toll Facilities – (continued)
7.125% 06/15/41	1,250,000	1,241,100
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 2003 AA,
Insured: MBIA
5.500% 07/01/18	500,000	571,140
VA Richmond Metropolitan Authority
Series 1998,
Insured: FGIC
5.250% 07/15/22	2,000,000	2,261,300
Toll Facilities Total		5,863,520
Transportation – 0.5%
NV Department of Business & Industry
Las Vegas Monorail Co.,
Series 2000,
7.375% 01/01/40	1,000,000	1,028,820
Transportation Total		1,028,820
TRANSPORTATION TOTAL		15,706,481
UTILITIES – 17.5%
Independent Power Producers – 2.2%
NY Port Authority of New York & New Jersey
KIAC Partners,
Series 1996 IV, AMT,
6.750% 10/01/11	2,000,000	2,031,000
NY Suffolk County Industrial Development Authority
Nissequogue Cogeneration Partners Facilities,
Series 1998, AMT,
5.500% 01/01/23	550,000	543,323
PA Carbon City Industrial Development Authority
Panther Creek Partners Project,
Series 2000, AMT,
6.650% 05/01/10	215,000	226,864
PA Economic Development Financing Authority
Northampton Generating,
Series 1994 A, AMT,
6.500% 01/01/13	1,000,000	1,000,180
PR Commonwealth of Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Cogeneration Facilities
AES Project,
Series 2000, AMT,
6.625% 06/01/26	645,000	702,411
Independent Power Producers Total		4,503,778

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – 10.7%
AZ Pima County Industrial Development Authority
Tucson Electric Power Co.,
Series 1997 A, AMT,
6.100% 09/01/25	750,000	755,512
CA Chula Vista Industrial Development Authority
Enova Corp.,
Series 1996 B, AMT,
5.500% 12/01/21	625,000	679,919
FL Polk County Industrial Development Authority
Tampa Electric Co.,
Series 1996, AMT,
5.850% 12/01/30	1,200,000	1,224,336
IL Bryant
Central Illinois Light Co.,
Series 1993,
5.900% 08/01/23	2,650,000	2,653,657
IN Petersburg
Indianapolis Power & Light Co.,
Series 1995,
6.625% 12/01/24	1,000,000	1,020,040
LA Calcasieu Parish Industrial Development Board
Entergy Gulf States, Inc.,
Series 1999,
5.450% 07/01/10	500,000	503,700
LA West Feliciana Parish
Entergy Gulf States, Inc.,
Series 1999 B,
6.600% 09/01/28	500,000	502,365
MS Business Finance Corp.
Systems Energy Resources,
Series 1998,
5.875% 04/01/22	2,000,000	2,002,880
MT Forsyth
Northwestern Corp.,
Series 2006,
Insured: AMBAC
4.650% 08/01/23	1,500,000	1,524,750
Portland General,
Series 1998 A,
5.200% 05/01/33	300,000	308,139
NH Business Finance Authority
Pubilc Service Co.,
Series 2006 B, AMT,
Insured: MBIA
4.750% 05/01/21	250,000	254,123
NV Clark County Industrial Development Authority
Nevada Power Co.,
Series 1995 B, AMT,

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Investor Owned – (continued)
5.900% 10/01/30	1,250,000	1,250,125
OH Air Quality Development Authority
Cleveland Electric Illuminating Co.,
Series 2002 A,
6.000% 12/01/13	900,000	927,270
PA Economic Development Financing Authority
Reliant Energy, Inc.,
Series 2001 A, AMT,
6.750% 12/01/36	600,000	644,700
TX Brazos River Authority
TXU Energy Co., LLC:
Series 2001 C, AMT,
5.750% 05/01/36	280,000	297,055
Series 2003 C, AMT,
6.750% 10/01/38	645,000	725,877
VA Pittsylvania County Industrial Development Authority
Virginia Electric & Power Co.,
Series 1994 A, AMT,
7.450% 01/01/09	700,000	707,609
WV Pleasant County
Western Pennsylvania Power Co.,
Series 1999 E, AMT,
Insured: AMBAC
5.500% 04/01/29	4,750,000	4,962,135
WY Campbell County
Black Hills Power, Inc.,
Series 2004,
5.350% 10/01/24	1,250,000	1,297,912
Investor Owned Total		22,242,104
Joint Power Authority – 0.4%
NC Eastern Municipal Power Agency
Series 1999 D,
6.700% 01/01/19	500,000	544,615
Series 2003 F,
5.500% 01/01/16	285,000	305,073
Joint Power Authority Total		849,688
Municipal Electric – 3.2%
PR Commonwealth of Puerto Rico Electric Power Authority
Series 1998 II,
Insured: FSA
5.125% 07/01/26	2,000,000	2,116,100
WA Chelan County Public Utility District No. 1
Columbia River Rock Hydroelectric,
Series 1997,
Insured: MBIA

	Par ($)	Value ($)
Municipal Bonds – (continued)
UTILITIES – (continued)
Municipal Electric – (continued)
(a) 06/01/14	5,000,000	3,643,150
WA Seattle Light & Power
Series 2001,
Insured: FSA
5.500% 03/01/17	750,000	799,950
Municipal Electric Total		6,559,200
Water & Sewer – 1.0%
Guam Government Waterworks Authority
Water and Wastewater Systems,
Series 2005,
5.875% 07/01/35	1,125,000	1,189,957
MS V Lakes Utility District
Series 1994,
8.250% 07/15/24(d)	480,000	367,210
NH Industrial Development Authority
Pennichuck Water Works, Inc.,
Series 1988, AMT,
7.500% 07/01/18	375,000	422,696
Water & Sewer Total		1,979,863
UTILITIES TOTAL		36,134,633
Total Municipal Bonds (cost of $302,212,877)		316,620,636
Municipal Preferred Stocks – 3.1%
HOUSING – 3.1%
Multi-Family – 3.1%
Charter Mac Equity Issuer Trust
AMT,
6.300% 04/30/19(f)	1,000,000	1,087,940
Series 1999, AMT,
6.625% 06/30/09(f)	2,000,000	2,108,760
GMAC Municipal Mortgage Trust
AMT,
5.600% 10/31/39(f)	1,000,000	1,045,750
Munimae TE Bond Subsidiary LLC
Series 2000 B, AMT,
7.750% 06/30/50(f)	2,000,000	2,226,440
Multi-Family Total		6,468,890
HOUSING TOTAL		6,468,890
Total Municipal Preferred Stocks (cost of $6,000,000)		6,468,890

	Shares
Investment Company – 0.0%
Dreyfus Tax-Exempt Cash Management Fund	3,788	3,788

	Shares	Value ($)
Investment Company – (continued)
Total Investment Company (cost of $3,788)		3,788

	Par ($)
Short-Term Obligations – 0.4%
VARIABLE RATE DEMAND NOTES (j) – 0.4%
IL Health Facilities Authority
OSF Healthcare Systems,
Series 2002,
LOC: Fifth Third Bank
3.570% 11/15/27	300,000	300,000
MO Chesterfield Industrial Development Authority Educational Facilities
Gateway Academy Inc.,
Series 2003,
LOC: U.S. Bank NA
3.620% 01/01/28	200,000	200,000
WY Uinta County
Chevron USA Project, Inc.,
Series 1993,
3.410% 08/15/20	200,000	200,000
VARIABLE RATE DEMAND NOTES TOTAL		700,000

Total Short-Term Obligations (cost of $700,000)		700,000

Total Investments – 156.5% (cost of $309,916,665)(k)(l)	323,793,314

Other Assets & Liabilities, Net – (56.5)%	(116,833,860)

Net Assets – 100.0%	206,959,454

Notes to Investment Portfolio:
*

Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities.  The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.  Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation.  Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral.  Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other investment companies are valued at net asset value.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Investments for which market quotations are not readily available, or have quotations which management believes are not appropriate, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security.

Swap transactions such as interest rate, total return, index or currency swaps, consistent with their investment objective and policies to obtain a desired return at a lower cost than if the Funds had invested directly in the asset that yielded the desired return. Swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest or total return throughout the lives of the agreements. The interest to be paid or received on interest rate swaps is included in net realized gain/(loss) on investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of net assets. A realized gain or loss is recorded upon termination of swap agreements and is equal to the difference between the Fund’s basis in the swap and the proceeds from (or cost of) the closing transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

(a)	Zero coupon bond.
(b)

Denotes a restricted security, which is subject to restrictions on resale under federal securities laws or in transactions exempt from registration.  At August 31, 2006, the value of these securities amounted to $1,278,068, which represents 0.6% of net assets.

Additional information on these restricted securities is as follows:

Security	Acquisition Date	Acquisition Cost
CA Statewide Communities
Development Authority,
Crossroads School of Arts
& Sciences,
Series 1998,
6.000% 08/01/28	08/21/98	$1,230,000
		$1,230,000

(c)	Security purchased on a delayed delivery basis.
(d)	The issuer is in default of certain debt covenants. Income is not being accrued. At August 31, 2006, the value of these securities amounted to $994,659, which represents 0.5% of net assets.
(e)	The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2006.
(f)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2006, these securities, which are not illiquid, except for the following, amounted to $9,900,428, which represents 4.8% of net assets.

	Acquisition
Security	Date	Par	Cost	Value
Resolution Trust Corp.,
Pass-Through
Certificates,
Series 1993 A,
8.500% 12/01/16	08/27/93	$546,075	$556,951	$538,118

(g)	The Trust has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of principal and interest.
(h)	Security pledged as collateral for open futures contracts.
(i)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.
(j)

Variable rate demand notes.  These securities are payable upon demand and are secured by letters of credit or other credit support agreements from banks.  The interest rates change periodically and the interest rates shown reflect the rates at August 31, 2006.

(k)	Cost for federal income tax purposes is $309,672,810.
(l)	Unrealized appreciation and depreciation at August 31, 2006 based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$19,987,951	$(5,867,447)	$14,120,504

At August 31, 2006, the Fund held the following open short futures contract:

	Number of		Aggregate	Expiration	Unrealized
Type	Contracts	Value	Face Value	Date	(Depreciation)
10-Year U.S. Treasury Notes	190	$20,410,156	$20,022,788	Sep-2006	$(387,368)
U.S. Treasury Bonds	44	$4,870,250	$4,755,295	Sep-2006	$(114,955)
					$(502,323)

At August 31, 2006, the Trust held the following forward swap contract:

Notional	Effective	Expiration	Counter-	Receive	Fixed	Variable	Net Unrealized
Amount	Date	Date	party	(Pay)	Rate	Rate	Depreciation
$19,000,000	08/03/06	11/07/06	JPMorgan Chase Bank	(Pay)	4.168%	BMA Index	$(341,276)

Acronym	Name
AMBAC	Ambac Assurance Corp.
AMT	Alternative Minimum Tax
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
LOC	Letter of Credit
MBIA	MBIA Insurance Corp.
PSFG	Permanent School Fund Guarantee
RAD	Radian Asset Assurance, Inc.
UT	Unlimited Tax

Item 2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Colonial High Income Municipal Trust

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	October 27, 2006

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	October 27, 2006